As filed with the Securities and Exchange Commission on March 6, 2003

                                               File Nos. 333-68270 and 811-10475

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [ X ]
                  Pre-Effective Amendment No.______                        [   ]
                  Post-Effective Amendment No.    4                        [ X ]
                                              ---------

                                     AND/OR

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [ X ]
                  Amendment No.   5
                                ------

                           COUNTRY MUTUAL FUNDS TRUST
                           --------------------------
               (Exact Name of Registrant as Specified in Charter)

                       1705 Towanda Avenue, Illinois 61702
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (309) 557-2455

                             Robert J. McDade, Esq.
                          Office of the General Counsel
                                1701 Towanda Ave.
                           Bloomington, Illinois 61702
                     (Name and Address of Agent for Service)



It is proposed that this filing will become effective (check appropriate box):

[ X ]             immediately upon filing pursuant to paragraph (b).
[   ]             on (date) pursuant to paragraph (b).
[   ]             60 days after filing pursuant to paragraph (a)(1).
[   ]             on (date) pursuant to paragraph (a)(1).
[   ]             75 days after filing pursuant to paragraph (a)(2).
[   ]             on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Post-Effective Amendment incorporates by reference Part A--the Prospectus from Post-Effective Amendment No. 3 (Amendment No. 4) filed October 31, 2002 with the Securities and Exchange Commission. Parts B and C are included with this filing.



                       STATEMENT OF ADDITIONAL INFORMATION


                                  March 6, 2003





                               COUNTRY Growth Fund
                              COUNTRY Balanced Fund
                          COUNTRY Tax Exempt Bond Fund
                          COUNTRY Short-Term Bond Fund
                                COUNTRY Bond Fund



1705 N. Towanda Ave.
Bloomington, IL  61702
(309) 821-4600








This Statement of Additional Information is not a prospectus. It should be read in conjunction with the funds' Prospectus dated October 28, 2002, and is incorporated by reference in its entirety into the Prospectus. The Statement of Additional Information may be obtained without charge from COUNTRY Trust Bank, 1705 N. Towanda Ave., Bloomington, IL 61702, or by contacting the funds' principal underwriter, Quasar Distributors, Inc., 615 E. Michigan Street, Milwaukee, WI 53202, (800-245-2100). The funds' most recent Annual Report and Semi-Annual Report to Shareholders are separate documents that are incorporated by reference in this Statement of Additional Information.


                                    CONTENTS


                                                                            PAGE
History of the Funds                                                         3
Description of Investments and Risks                                         4
Investment Restrictions                                                      9
Portfolio Turnover                                                          10
Management of the Funds                                                     11
Control Persons and Principal Holders of Securities                         19
Investment Advisory and Other Services                                      20
Other Service Providers                                                     22
Brokerage                                                                   23
Capital Stock                                                               25
Purchases, Redemptions, and Pricing of Shares                               26
Taxation of the Funds                                                       28
Underwriter Compensation                                                    28
Calculation of Performance Data                                             28
Financial Statements                                                        31
Appendix "A" -- Descriptions of Securities Ratings                          32




History of the Funds
--------------------------------------------------------------------------------

This Statement of Additional Information pertains to COUNTRY Mutual Funds Trust, a Delaware trust incorporated August 13, 2001. Effective October 31, 2001, COUNTRY Mutual Funds Trust became the successor in interest to four Maryland corporations, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. through a reorganization approved by shareholders of each of the funds.


COUNTRY Mutual Funds Trust consists of the following five separate funds (series) described in this Statement of Additional Information:

                       COUNTRY Growth Fund ("Growth Fund")
                     COUNTRY Balanced Fund ("Balanced Fund")
              COUNTRY Tax Exempt Bond Fund ("Tax Exempt Bond Fund")
              COUNTRY Short-Term Bond Fund ("Short-Term Bond Fund")
                         COUNTRY Bond Fund ("Bond Fund")

Each of the funds issues Class A shares that are subject to a front-end sales load as described in the prospectus. Each of the funds issues Class Y shares that are not subject to a sales load. Both classes of all funds have a Distribution Plan under Rule 12b-1.

Classification:
The funds are classified as open-end, management investment companies. The funds are diversified, which means that, with respect to 75% of its total assets, a fund will not invest more than 5% of its assets in the securities of any single issuer (other than securities issued by the U. S. government or its agencies or instrumentalities).


Description of Investments and Risks
--------------------------------------------------------------------------------

The following paragraphs provide a more detailed description of the investment policies and risks of the funds as described in the prospectus. None of these investment policies are fundamental and may be changed by the Board of Trustees.

Credit Quality:

The following section describes credit quality ratings applicable to various types of investments of the funds. Under normal circumstances, the funds will not purchase investments below these ratings. However, each fund may purchase investments which, although not rated, are considered by management to have investment quality comparable to the applicable minimum rating. In the event a security held by the fund is downgraded below the minimum rating stated below, the investment advisor shall promptly reassess the risks involved and take such actions as it determines are in the best interests of the fund and its shareholders.

Growth Fund: When investing in fixed income securities, the Growth Fund's management intends to invest in those securities which are rated at the time of purchase within the four highest grades assigned by Moody's Investors Service, Inc. ("Moody's")(Aaa, Aa, A, or Baa) or Standard & Poor's ("S&P")(AAA, AA, A, or
BBB).

Balanced Fund: The fund may invest in commercial paper rated in the top two grades - "Prime-1" or "Prime-2" by Moody's or "A-1" or "A-2" by S & P; and fixed income securities rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB).

Tax Exempt Bond Fund: The fund's investments in municipal bonds will be those which are rated at the time of purchase within the four highest grades assigned by Moody's (Aaa, Aa, A, or Baa) or S&P (AAA, AA, A, or BBB)or in non-rated equivalents. Temporary investments made by the fund may consist of: (1) notes issued by or on behalf of municipal issuers backed by the Federal Government;
(2) notes of issuers having, at the time of purchase, an outstanding issue of municipal bonds rated within the four highest grades of Moody's or S & P; (3) municipal notes rated at the time of purchase within the two highest grades assigned by Moody's (MIG-1 and MIG-2); (4) obligations of the U.S. government, its agencies or instrumentalities; (5) bonds, notes and certificates rated within the four highest grades of Moody's or S & P; (6) commercial paper rated within the two highest grades assigned by Moody's (P-1 or P-2) or by S&P (A-1 or A-2); and (7) debt securities (including repurchase agreements) issued or guaranteed by domestic banks having investment quality, in management's opinion, comparable to debt securities of the type described in category(5) above. The portfolio manager may buy non-rated municipal bonds if the advisor judges them to be equivalent to investment-grade. The fund may invest up to 20% of net assets in non-rated bonds, taxable investments or investments subject to alternative minimum tax.

Bond Fund and Short-Term Bond Fund: At least 80% of the fund's assets will consist of obligations of corporations or other entities which, at the time of purchase by the fund are rated at least "A-" by S&P or "A3" by Moody's, and of securities issued or guaranteed as to principal and interest by the U.S.
government or its agencies or instrumentalities. Up to 20% of the fund's net assets may consist of commercial paper of U.S. issuers rated "A-1" or "A-2" by S&P or "P-1" or "P-2" by Moody's, certificates of deposit, time deposits and bankers' acceptances, and bonds which are rated in any category lower than "A-" by S&P and "A3" by Moody's. When deemed necessary for temporary defensive purposes, the fund's investment in commercial paper, certificates of deposit, time deposits and bankers' acceptances may exceed 20% of its net assets, although the fund currently does not intend to invest more than 5% of its assets in any one of these types of instruments. Commercial paper and certificates of deposit could be over 5%. Under no circumstances will the fund invest more than 20% of its net assets in corporate bonds which are rated lower than "A-" by S&P and "A3" by Moody's or are unrated. Obligations rated "BBB" by S&P and "Baa" by Moody's are considered investment grade obligations which lack outstanding investment characteristics and may have speculative characteristics as well.

Description of Investments:
Shareowners should understand that all investments involve risk and there can be no guarantee against loss resulting from an investment in the funds. Unless otherwise indicated, all percentage limitations governing the investments of the funds apply only at the time of transaction. Under normal circumstances, only the funds indicated will invest in each type of security.

Fixed-Income Securities:
All Funds may invest in fixed-income securities. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are affected by changes in interest rates. In general, bond prices rise when interest rates fall and fall when interest rates rise. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuing entities. Once the rating of a portfolio security has been changed, the fund will consider all circumstances deemed relevant in determining whether to continue to hold the security.

Foreign Securities:
Since the Growth Fund, the Short-Term Bond Fund, the Bond Fund (up to 10%) and the Balanced Fund may invest in securities of foreign issuers, these funds may be subject to investment risks that are greater in some respects than those incurred by a portfolio which invests only in securities of U.S. domestic issuers. Such risks include future political and economic developments, the possible imposition of foreign withholding taxes on interest income payable on the securities, the possible establishment of exchange controls, the possible seizure or nationalization of foreign deposits, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such securities.

Forward Commitments and When-Issued Securities:
The Bond Fund and Balanced Fund may purchase securities on a forward commitment or when-issued basis, which means that the price is fixed at the time of commitment, but delivery and payment ordinarily take place a number of days after the commitment to purchase. The funds will make commitments to purchase such securities only with the intention of actually acquiring the securities, but the fund may sell these securities before the settlement date if it is deemed advisable. The funds will not accrue income in respect of a forward commitment or when-issued security prior to its stated delivery date.

Securities purchased on a forward commitment or when-issued basis and the securities held in the Bond Fund portfolio are subject to changes in value (both generally changing in the same way, i.e., appreciating when interest rates decline and depreciating when interest rates rise) based upon the publics perception of the creditworthiness of the issuer and changes, real or anticipated, in the level of interest rates. Securities purchased on a forward commitment or when-issued basis may expose the fund to risk because they may experience such fluctuations prior to their actual delivery. Purchasing securities on a forward commitment or when-issued basis can involve the additional risk that the yield available in the market when the delivery takes place actually may be higher than that obtained in the transaction itself. A segregated account of the fund, consisting of cash, cash equivalents or U.S. Government securities or other high quality liquid debt securities at least equal at all times to the amount of the forward commitment or when-issued securities, will be established and maintained at the fund's custodian bank. Purchasing securities on a forward commitment or when-issued basis when the fund is fully or almost fully invested may result in greater potential fluctuation in the value of the fund's net assets and its net asset value per share.

Government Securities:
All Funds may invest in certain securities issued or guaranteed by the U.S. government or its agencies or instrumentalities which includes U.S. Treasury securities, which differ in their interest rates, maturities and times of issuance. Treasury bills have a maturity of one year or less. Treasury notes have a maturity of one to ten years and Treasury bonds generally have maturities of greater than ten years at the date of issuance. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as Government National Mortgage Association pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations such as those of the Federal Home Loan Bank, are supported only by the credit of the instrumentalities. Government securities may have fixed, floating or variable rates of interest. Principal and interest may fluctuate based on generally recognized reference rates or the relationship of rates. No assurance can be given that the U.S. government would provide financial support to U.S. government instrumentalities as it is not obligated to do so by law. The fund will invest in such securities only when it is satisfied that the credit risk with respect to the issuer is minimal.

Mortgage-Related Securities:
The Short-Term Bond Fund, Bond Fund and Balanced Fund may invest in mortgage-related securities which are collateralized by pools of mortgage loans assembled for sale to investors by various governmental agencies, such as Government National Mortgage Association and government-related organizations such as Federal National Mortgage Association and Federal Home Loan Mortgage Corporation, as well as by private issuers such as commercial banks, savings and loan institutions, mortgage banks and private mortgage insurance companies, and similar foreign entities. Mortgage-related securities are a form of derivative securities. The mortgage-related securities in which the fund may invest include those with fixed, floating and variable interest rates and those with interest rates that change based on multiples of changes in interest rates. Although certain mortgage-related securities are guaranteed by a third party or otherwise similarly secured, the market value of the security, which may fluctuate, is not so secured. If a mortgage-related security is purchased at a premium, all or part of the premium may be lost if there is a decline in the market value of the security, whether resulting from changes in interest rates or prepayments in the underlying mortgage collateral. As with other interest-bearing securities, the prices of certain mortgage-backed securities are inversely affected by changes in interest rates. However, although the value of a mortgage-related security may decline when interest rates rise, the converse is not necessarily true, since in periods of declining interest rates the mortgage underlying the security are more likely to be prepaid. For this and other reasons, a mortgage-related security's stated maturity may be shortened by unscheduled prepayments on the underlying mortgage and, therefore, it is not possible to predict accurately the security's return to the fund. The fund also may invest in collateralized mortgage obligations structures on pools of mortgage pass-through certificates or mortgage loans. The issuers of collateralized mortgage obligations typically do not have assets other than those pledged to secure separately the obligations. Holders of these obligations must rely principally on distributions on the underlying mortgage-related securities and other collateral securing the obligations for payments of principal and interest on the obligations. If the collateral securing the obligations is insufficient to make payments on the obligations, a holder could sustain a loss. Collateralized mortgage obligations will be purchased only if rated in one of the two highest rating categories by an NRSRO such as Moody's or S&P.

Municipal Bonds:
The Tax Exempt Bond Fund may purchase municipal bonds which are generally debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities. They are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as:
airports, bridges, highways, hospitals, housing, mass transportation, schools, streets, and water and sewer works. Other public purposes for which municipal bonds may be issued include obtaining funds for general operating expenses and obtaining funds to lend to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds to provide: privately-operated housing facilities, airports, mass transit, industrial port or parking facilities, air or water pollution control facilities and certain facilities for water supply, gas, electricity or sewage or solid waste disposal. Other types of facilities and certain industrial development bonds, the proceeds of which are used for the acquisition, construction, reconstruction or improvement of or to provide equipment for privately-operated industrial or commercial facilities, may qualify as municipal bonds, although current Federal tax laws place substantial limitations on the size of such funds. Moreover, when an industrial development bond is backed only by the assets and revenue of the non-governmental user, then such non-governmental user is deemed to be the issuer.

The two principal classifications of municipal bonds are "general obligation bonds" and "revenue bonds". General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. The taxes or special assessments that can be levied for the payment of debt service may be limited or unlimited as to rate or amount. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source, but not from the general taxing power. Tax exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the insurer of such bonds. There are variations in the security of municipal bonds, both within a particular classification and between classifications. The fund's portfolio may consist of any combination of general obligation bonds, revenue bonds, and industrial revenue bonds, and it can be expected that the ratios of such bonds will vary from time to time.

Yields on municipal bonds are dependent on, among other things, general money market conditions, conditions of the municipal bond market, size of a particular offering, maturity of the obligation, the financial condition of the issuer, and the rating of the issue. Additionally, the imposition of the fund's management fee, as well as other operating expenses, will have the effect of reducing the yield to investors. Proposals have been introduced periodically before Congress to restrict or eliminate the Federal income tax exemption for interest on municipal bonds. Similar proposals may be introduced in the future. If such a proposal would be enacted, the availability of municipal bonds for investment by the fund and the value of the fund's portfolio would be affected. In such event, the fund would reevaluate its objective and policies and consider recommending to its shareholders changes in the structure of the fund.

Repurchase Agreements:
All Funds may enter into repurchase agreements which are transactions in which the funds purchase a security (usually a U.S. government obligation) and simultaneously obtain the commitment of the seller to repurchase the security at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the purchased security. Such transactions afford an opportunity for a fund to earn a return on cash which is only temporarily available. The fund's risk is limited to the ability of the seller to pay the agreed upon sum upon the delivery date, but the seller's obligation is in effect secured by the value of the underlying security. The funds will only invest in repurchase agreements of domestic banks maturing in seven days or less and will not invest in repurchase agreements of broker-dealers.

If the seller of a repurchase agreement should default on its obligation to repurchase the securities, a fund may experience delays or difficulties in exercising its rights upon the securities held as collateral and might incur a loss if the value of the securities should decline. A fund also might incur disposition costs in connection with liquidating the securities. While the funds acknowledge these risks, it is expected that they can be controlled through careful monitoring procedures offered by the advisor.

Restricted Securities:
The funds will not make any investment in restricted securities.

Securities of Other Investment Companies:
All Funds may purchase or acquire securities of other investment companies (including, without limitation, unit investment trusts) on the open market if immediately after such purchase or acquisition the fund would not own, in the aggregate, (1) more than 3% of the total outstanding voting stock of such other investment company; (2) securities issued by such other investment company having an aggregate value in excess of 5% of the value of the fund's total assets; or (3) securities issued by such other investment company and all other investment companies having an aggregate value in excess of 10% of the value of the fund's total assets. By investing in another registered investment company, there may be a duplication in fees and expenses.

Normal and Temporary Defensive Cash Positions:
All Funds invest a portion of their assets in cash deposits or short-term bank deposits, shares of money market funds and money market instruments which include U.S. Treasury bills, bank certificates of deposit (CDs), repurchase agreements, commercial paper, or banker's acceptances. During periods of unusual economic or market conditions or for temporary defensive purposes, each fund may increase its investment in cash or related investments.

Zero Coupon Securities:
The Bond Fund, Short-Term Bond Fund and Balanced Fund may invest in zero coupon U.S. Government securities, which are U.S. Government obligations that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons. The fund also may invest in zero coupon securities issued by corporations and financial institutions and by foreign governments where such securities are denominated in U.S. dollars. A zero coupon security pays no interest to its holder during its life and is sold at a discount to its face value at maturity. The amount of the discount fluctuates with the market price of the security. The market prices of zero coupon securities generally are more volatile than the market price of securities that pay interest periodically and are likely to respond to a greater degree to changes in interest rates than non-zero coupon securities having similar maturities and credit qualities.


Investment Restrictions
--------------------------------------------------------------------------------

Fundamental Investment Restrictions
The following investment restrictions are considered fundamental which means that they may only be changed by the vote of a majority of a fund's outstanding shares, which as used herein and in the Prospectus, means the lesser of: (1) 67% of such fund's outstanding shares present at a meeting, if the holders of more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of such fund's outstanding shares.

Restrictions Applicable to All Funds

No Fund will:

o Borrow money or authorize or issue any class of senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

o Underwrite or participate in the underwriting of securities of other issuers, except when it might technically be deemed to be an underwriter either (a) in connection with the disposition of a portfolio security, or
     (b) in connection with the purchase of securities directly from the issuer thereof in accordance with its investment objective. This restriction shall not limit the Funds' ability to invest in securities issued by other registered investment companies.

o Purchase or sell real estate, commodities, or commodity contracts. However, subject to other investment policies and restrictions the Funds may invest in securities of companies that deal in real estate or are engaged in the real estate business. A Fund may hold and sell real estate acquired through default, liquidation or other distribution of an interest in real estate as a result of the Fund's ownership of securities.

o Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

o Purchase securities (except securities issued or guaranteed by the US Government, its agencies or instrumentalities) of any one issuer if, as a result, more than 5% of its total assets will be invested in the securities of such issuer or if it would own more than 10% of the voting securities of such issuer, except that (a) up to 25% of its total assets may be invested without regard to these limitations; and (b) a Fund's assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds. The term "issuer" as used by the Tax Exempt Bond Fund will mean any one state municipality, agency, authority, instrumentality or other entity which is directly responsible for the payment of debt service on its outstanding obligations.

o Purchase any securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that: (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. Government, any state or territory of the United States (tax exempt securities only), or any of their agencies, instrumentalities or political subdivisions, and (b) notwithstanding this limitation or any other fundamental investment limitation, assets may be invested in the securities of one or more management investment companies to the extent permitted by the 1940 Act, the rules and regulations thereunder and any exemptive relief obtained by the Funds.

Non-Fundamental Investment Restrictions
The following restrictions are imposed by the management of the Funds, and may be modified by the Board of Trustees of the Funds without shareholder approval. All restrictions listed in this Statement of Additional Information other than those listed above as fundamental investment restrictions are non-fundamental. In addition to other restrictions previously noted,

Each Fund will not:

o    Invest in companies for purposes of exercising control or management.

o Buy from or sell portfolio securities to any of its officers, trustees, employees, advisor or underwriter as principals except as otherwise approved by the Board of Trustees and in accordance with Section 17 of the Investment Company Act of 1940.

o Purchase securities on margin, effect a short sale of any security, purchase or sell puts, calls, straddles or spreads, or participate in any joint or joint and several trading accounts.

o Purchase or retain securities of any company if persons affiliated with such fund or its advisor, as a group, beneficially own more than 1% of the securities of such a company.

o Invest more than 15% of its net assets in illiquid securities. A security is illiquid if it cannot be disposed of in seven (7) days at a price approximately equal to the price at which the Fund is valuing the security.

o Invest in investment companies, except in accordance with the restrictions imposed by the 1940 Act.

The Balanced Fund will not:

o Invest less than 25% of its assets in equities or less than 25% of its assets in fixed income securities.

The Short-Term Bond Fund and Bond Fund will not:

o    Invest less than 80% of their assets in bonds.

The Tax Exempt Bond Fund will not:

o Invest less than 80% its assets in investments the income from which is exempt from federal income tax.

o    Invest less than 80% of its assets in bonds.

Any investment policy or restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after an acquisition of securities and results therefrom.


Portfolio Turnover
--------------------------------------------------------------------------------

The table below indicates each fund's portfolio turnover for the three most recently completed fiscal years and is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued. The funds do not anticipate significant variations in portfolio turnover for the fiscal year end June 30, 2003.

                            Fiscal Year         Fiscal Year         Fiscal Year
Fund Name                  Ended 6/30/00       Ended 6/30/01       Ended 6/30/02

Growth Fund                    30.82%              22.23%              17.24%
Balanced Fund                  25.85%              19.78%              16.75%
Tax Exempt Bond Fund           16.76%              35.37%              43.39%
Short-Term Bond Fund           7.95%               14.09%              74.60%
Bond Fund                      42.62%              49.90%              37.75%

A portfolio turnover of 100% indicates that the equivalent of all of the fund's assets have been sold and reinvested in a year. The amount of brokerage commissions will tend to increase as the level of portfolio activity increases. High portfolio turnover may result in the realization of substantial net capital gains or losses.


Management of the Funds
--------------------------------------------------------------------------------

Trustees and Officers of the Funds
The operations of each fund are under the direction of a Board of Trustees who have been elected by the shareholders of COUNTRY Mutual Funds Trust(1). The Board establishes each fund's policies and oversees and reviews the management of each fund. The Board meets regularly to review the activities of the officers, who are responsible for day-to-day operations of the funds. To assist the trustees and officers in carrying out their duties and responsibilities, the funds have employed COUNTRY Trust Bank as their investment advisor. The Board reviews the various services provided by the advisor to ensure that each fund's general investment policies and programs are being carried out and administrative services are being provided to the funds in a satisfactory manner.

The trustees and executive officers of the funds and their principal occupations during the past five years are set forth below. Trustees are elected to serve until the next meeting of shareholders or until their successors are elected and qualified. Officers are elected annually by the Trustees to serve for one year or until the next election of officers of the Trust. An asterisk indicates a trustee who may be deemed to be an "interested person" (as that term is defined in the Investment Company Act of 1940) of the funds. All trustees classified by the funds as "interested trustees" also serve as directors of Illinois Agricultural Association ("IAA"), Illinois Agricultural Holding Co. ("IAHC"), COUNTRY Life Insurance Company ("CLIC"), COUNTRY Mutual Insurance Company ("CMIC") and COUNTRY Trust Bank ("CTB"). IAHC owns 99.9% of the outstanding stock of CLIC. CLIC owns 95% of the outstanding stock of CTB. Ronald R. Warfield serves as Trustee and as President of CLIC, CTB, IAHC and IAA.


Interested Trustees and Officers
---------------------------- -------------------------- ------------------------------------------------------------------------
Name, Address(2), Age        Position Held              Principal Occupation During Past Five Years and Other Directorships
                                 Held by Trustee
---------------------------- -------------------------- ------------------------------------------------------------------------
Ronald R. Warfield*, 58      Trustee and President      Director and President:  Illinois Agricultural Association and
                             Since 1994                 Affiliated Companies, 1993 to date(3);  Director and President:
                                                        COUNTRY Trust Bank(4), 1993 to date;  Director: American Farm Bureau
                                                        Federation and certain
of its Affiliated Companies, 1996 to date.
                                     Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Robert L. Phelps *           Trustee since 2000         Director: Illinois Agricultural Association and Affiliated Companies,
50                                                      1992 to date; Director:  COUNTRY Trust Bank, 1996 to date.  Farmer.
----------------------------- -------------------------- ------------------------------------------------------------------------
Richard F. Day               Controller since 1992      Controller, COUNTRY Trust Bank, 1974 to date.
62
---------------------------- -------------------------- ------------------------------------------------------------------------
Paul M. Harmon               Secretary since 1995 and   General Counsel: Illinois Agricultural Association and Affiliated
60                           General Counsel since      Companies, 1996 to date; Secretary: Illinois Agricultural Association
                             1996                       and Affiliated Companies, 1998 to date; General Counsel & Secretary,
                                                        COUNTRY Trust Bank, 1996 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
David A. Magers              Treasurer since 1999       Vice President- Finance & Treasurer: Illinois Agricultural Association
47                                                      and Affiliated Companies, 1998 to date; Controller:  Illinois
                                                        Agricultural Association and Affiliated Companies, 1988 to 2002.
                                                        Treasurer: COUNTRY Trust Bank,  1998 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
Robert W. Rush, Jr.          Vice President since 1999  Executive Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to
57                                                      date: Chairman, President & CEO: Bank One Illinois, 1972 to 1999
                                                        (includes predecessor positions and companies).
---------------------------- -------------------------- ------------------------------------------------------------------------
John D. Blackburn            Vice President since 2001  Chief Executive Officer: COUNTRY Insurance & Financial Services(5),
54                                                      2001 to date; Senior Vice President Marketing:  COUNTRY Insurance &
                                                        Financial Services, 1996 to 2001.
---------------------------- -------------------------- ------------------------------------------------------------------------
Richard M. Miller            Vice President since 1992  Senior Vice President and Senior Trust Officer: COUNTRY Trust Bank,
64                                                      1991 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
Bruce D. Finks               Vice President since 1996  Vice President - Investments: COUNTRY Trust Bank, 1995 to date.
49
--------------------------------------------------------------------------------------------------------------------------------
Disinterested Trustees
---------------------------- -------------------------- ------------------------------------------------------------------------
Name, Address(2), Age        Position Held              Principal Occupation During Past Five Years and Other Directorships
                                 Held by Trustee
---------------------------- -------------------------- ------------------------------------------------------------------------
Charlot R. Cole              Trustee since 1996         Property Developer, 1979 to date; Member Macoupin-Greene County
61                                                      Cooperation Extension Council (formerly Macoupin County Cooperative
                                                        Extension Council), 1992 to date and President, 1995 to date;
                                                        Secretary/Treasurer, Cole Farms, Inc., 1993 to date.  Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
David A. Downs               Trustee since 2002         Director:  Illinois Agricultural Association and Affiliated Companies,
53                                                      1996 to date; Director:  COUNTRY Trust Bank, 2000 to date.  Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Nancy J. Erickson            Trustee since 1995         President of McHatton Farm Management, Inc., 1981 to date. Farmer.
45
---------------------------- -------------------------- ------------------------------------------------------------------------
Ailene Miller                Trustee since 1991         McLean County (Illinois) Board Member, 1986 to date; Member of IAA
76                                                      Foundation Trustee Emeritus, 1988 to date.
---------------------------- -------------------------- ------------------------------------------------------------------------
Roger D. Grace               Trustee since 2001         Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc.,
55                                                      1997 to date.  Farmer.
---------------------------- -------------------------- ------------------------------------------------------------------------
Philip T. Nelson             Vice President since 2000  Director and Vice President:  Illinois Agricultural Association and
45                           1999. Farmer.              Affiliated Companies, 1999 to date; Vice President: COUNTRY Trust
                                                        Bank, 1999 to date; President - LaSalle County Farm Bureau 1993 to
---------------------------- -------------------------- ------------------------------------------------------------------------



(1) COUNTRY Mutual Funds Trust was formed through the reorganization of COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc. and COUNTRY Taxable Fixed Income Series Fund, Inc. COUNTRY Growth Fund, Inc. was formerly known as IAA Trust Growth Fund, Inc. COUNTRY Asset Allocation Fund, Inc. was formerly known as IAA Trust Asset Allocation Fund, Inc. COUNTRY Tax Exempt Bond Fund was formerly known as IAA Trust Tax Exempt Bond Fund. COUNTRY Taxable Fixed Income Series Fund, Inc. was formerly IAA Trust Taxable Fixed Income Series Fund, Inc. and IAA Trust Money Market Fund, Inc. All trustees represent all five portfolios of the COUNTRY Mutual Funds complex.
(2) The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Ave. PO Box 2020, Bloomington, Illinois 61702.
(3) Affiliated Companies of the Illinois Agricultural Association include without limitation members of the COUNTRY Insurance & Financial Services Group, Illinois Agricultural Holding Co., AgriVisor Services, Inc., Illinois Agricultural Service Company and IAA Foundation.
(4) COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
(5) COUNTRY Insurance & Financial Services is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Medical Plans, Inc., COUNTRY Capital Management Company, COUNTRY Trust Bank, CC Services, Inc. and other Affiliated Companies.

                      SECURITIES OF FUNDS OWNED BY TRUSTEES
                               As of June 30, 2002


Interested Trustees
----------------------------- ----------------------------------------- ------------------------------------------
Name of Trustee                 Dollar Range of Equity Securities in        Aggregate Dollar Range of Equity
                                             the Funds                   Securities in All Registered Investment
                                                                         Companies Overseen by Trustee in family
                                                                                 of Investment Companies
----------------------------- ----------------------------------------- ------------------------------------------
Ronald R. Warfield            1.  Growth: $10,001-$50,000
                              2. Balanced: $10,001-$50,000
                              3.  Tax Exempt: None                                    Over $100,000
                              4.  Short-Term Bond: $10,001-$50,000
                              5. Bond: $10,001-$50,000
----------------------------- ----------------------------------------- ------------------------------------------
Robert L. Phelps              1.  Growth: $10,001-$150,000
                              2.  Balanced: $1-$10,000
                              3.  Tax Exempt: None                                   $10,001-$50,000
                              4.  Short-Term Bond: None
                              5.  Bond: None
----------------------------- ----------------------------------------- ------------------------------------------
Disinterested Trustees
----------------------------- ----------------------------------------- ------------------------------------------
Name of Trustee               Dollar Range of Equity Securities in          Aggregate Dollar Range of Equity
                              the Funds                                  Securities in All Registered Investment
                                                                         Companies Overseen by Trustee in family
                                                                                 of Investment Companies
----------------------------- ----------------------------------------- ------------------------------------------
Charlot R. Cole               1. Growth: $10,001-$50,000
                              2. Balanced: $10,001-$50,000
                              3. Tax Exempt: $1-$10,000                              $10,001-$50,000
                              4. Short-Term Bond: $1-$10,000
                              5. Bond: $1-$10,000
----------------------------- ----------------------------------------- ------------------------------------------
Nancy J. Erickson             1. Growth: None
                              2. Balanced: None
                              3. Tax Exempt: None                                         None
                              4. Short-Term Bond: None
                              5. Bond: None
----------------------------- ----------------------------------------- ------------------------------------------
Ailene Miller                 1. Growth: $50,001-$100,000
                              2. Balanced: None
                              3. Tax Exempt: None                                  $50,001-$100,000
                              4. Short-Term Bond: None
                              5. Bond: None
----------------------------- ----------------------------------------- ------------------------------------------
David A. Downs                1. Growth: $1-$10,000
                              2. Balanced: None
                              3. Tax Exempt: None                                   $10,001-$50,000
                              4. Short-Term Bond: $1-$10,000
                              5. Bond: $1-$10,000
----------------------------- ----------------------------------------- ------------------------------------------
Roger D. Grace                1.  Growth: $1-$10,000
                              2.  Balanced: $1-$10,000
                              3.  Tax Exempt: None                                     $1-$10,000
                              4.  Short-Term Bond: None
                              5.  Bond: None
----------------------------- ----------------------------------------- ------------------------------------------

No trustee who is not an interested person of the Fund or immediate family member has, during the two most recently completed calendar years had:

     o any securities interest in the principal underwriter or investment adviser of the Funds or their affiliates (other than the Funds); or

     o any material interest, direct or indirect in any transaction or series of similar transactions, in which the amount involved exceeds $60,000; or

     o any trustee or indirect relationship, in which the amount involved exceeds $60,000 including payments for property or services to/from provision of legal services to, provision of investment banking services to (other than as a participating underwriting in a syndicate); or

     o any consulting or other relationship that is substantially similar in nature and scope to the foregoing relationships, with:

          (i) the Funds; (ii) An officer of the Funds; (iii)An investment company, or person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C.
          80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds; (iv) An officer of an investment company, or a person that would be an investment company but for the exclusions provided by sections 3(c)(1) and 3(c)(7) (15 U.S.C. 80a-3(c)(1) and (c)(7)), having the same investment adviser or principal underwriter as the Funds or having an investment adviser or principal underwriter that directly or indirectly controls, is controlled by, or is under common control with an investment adviser or principal underwriter of the Funds; (v) An investment adviser or principal underwriter of the Funds; (vi) An officer of an investment adviser or principal underwriter of the Funds; (vii)A person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds; or (viii) An officer of a person directly or indirectly controlling, controlled by, or under common control with an investment adviser or principal underwriter of the Funds;

(Excluding routine, retail relationships, including credit cards, bank or brokerage accounts, residential mortgages, insurance policies, etc.)

     o No officer of the investment adviser or principal underwriter of the Funds, or officers of persons directly or indirectly controlling, controlled by, or under common control with the investment adviser or principal underwriter of the Funds has served during the two most recently completed calendar years, on the Board of trustees of a company where a trustee of the Funds who are not an interested person of the Funds or immediate family member of the trustee, was during the two most recently completed calendar years an officer.

The trustees of the funds receive a trustees' fee of $350. This fee is paid for each day or a portion thereof spent in a meeting or meetings of the Board of Trustees or while engaged in special work authorized by the President of the funds or the Board of Trustees. The trustees may also be reimbursed for travel expenses for each meeting of the Board of Trustees attended, and while engaged in special work authorized by the President of the funds or by the Board of Trustees. Trustees and officers receive no other compensation from the funds for their services. The funds do not provide any pension or retirement benefits for the trustees. During the fiscal year ended June 30, 2002, the aggregate amount of fees and expenses paid to trustees and officers was $6,991.

Ms. Miller and Messrs. Warfield and Allen serve as members of the Executive Committee. Mr. Warfield is Chairman of the Executive Committee. Ms. Cole, Erickson and Miller and Mr. Grace are members of the Nominating Committee and Audit Committee.

The following table provides information regarding the compensation paid by the funds to the trustees for their services during the fiscal year ended June 30, 2002.


       --------------------------------- ---------------------------------------
       Name                              Total Compensation from Funds and Fund
                                         Complex Paid to Trustees
       --------------------------------- ---------------------------------------
       Ronald R. Warfield                $      0
       --------------------------------- ---------------------------------------
       Robert L. Phelps                  $      0
       --------------------------------- ---------------------------------------
       Roger D. Grace                    $    700
       --------------------------------- ---------------------------------------
       Herbert G. Allen                  $    700
       --------------------------------- ---------------------------------------
       Charlot R. Cole                   $  1,400
       --------------------------------- ---------------------------------------
       Wendell L. Shauman*               $    350
       --------------------------------- ---------------------------------------
       Nancy J. Erickson                 $  1,400
       --------------------------------- ---------------------------------------
       David Downs                       $      0
       --------------------------------- ---------------------------------------
       Ailene Miller                     $  1,400
       --------------------------------- ---------------------------------------

* Wendall Shauman retired from his position as Trustee of the COUNTRY Mutual Funds Trust effective October 28, 2002.


Sales Charges

The following information concerns sales charges and the waiver of sales charges under certain circumstances:

Class A Shares

Class A shares are retail shares that require that shareholders pay a sales charge when they invest unless they qualify for a reduction or waiver of the sales charge.

Shareholders pay the net asset value next determined after the order is received plus a sales charge (shown in percentages below) depending on the amount of the investment. The sales charge is calculated as follows:

                               Growth and Balanced
-------------------------------- ------------------------------------------ ------------------------------------------
           Amount of Transaction    Sales Charge as % of Offering Price     Sales Charge as % of Net Amount Invested
-------------------------------- ------------------------------------------ ------------------------------------------
Up To $49,999                                      5.50%                                       5.82%
-------------------------------- ------------------------------------------ ------------------------------------------
$50,000-$99,999                                    4.50%                                       4.71%
-------------------------------- ------------------------------------------ ------------------------------------------
$100,000-$249,000                                  3.50%                                       3.63%
-------------------------------- ------------------------------------------ ------------------------------------------
$250,000-$499,999                                  2.50%                                       2.56%
-------------------------------- ------------------------------------------ ------------------------------------------
$500,000 - $999,999                                2.00%                                       2.04%
-------------------------------- ------------------------------------------ ------------------------------------------
$1,000,000 and over                                None                                         None
-------------------------------- ------------------------------------------ ------------------------------------------
                            Tax Exempt Bond and Bond
-------------------------------- ------------------------------------------ ------------------------------------------
           Amount of Transaction    Sales Charge as % of Offering Price     Sales Charge as % of Net Amount Invested
-------------------------------- ------------------------------------------ ------------------------------------------
Up To $49,999                                      4.25%                                       4.44%
-------------------------------- ------------------------------------------ ------------------------------------------
$50,000-$99,999                                    4.00%                                       4.17%
-------------------------------- ------------------------------------------ ------------------------------------------
$100,000-$249,999                                  3.50%                                       3.63%
-------------------------------- ------------------------------------------ ------------------------------------------
$250,000-$499,999                                  2.50%                                       2.56%
-------------------------------- ------------------------------------------ ------------------------------------------
$500,000 -$999,999                                 2.00%                                       2.04%
-------------------------------- ------------------------------------------ ------------------------------------------
$1,000,000 & Above                                 None                                         None
-------------------------------- ------------------------------------------ ------------------------------------------
                                 Short-Term Bond
-------------------------------- ------------------------------------------ ------------------------------------------
           Amount of Transaction        Sales Charge as % of Offering Price     Sales Charge as % of Net Amount Invested
-------------------------------- ------------------------------------------ ------------------------------------------
Up To $49,999                                      2.50%                                       2.56%
-------------------------------- ------------------------------------------ ------------------------------------------
$50,000-$99,999                                    2.00%                                       2.04%
-------------------------------- ------------------------------------------ ------------------------------------------
$100,000-$249,999                                  1.50%                                       1.52%
-------------------------------- ------------------------------------------ ------------------------------------------
$250,000-$499,999                                  1.00%                                       1.01%
-------------------------------- ------------------------------------------ ------------------------------------------
$500,000 -$999,999                                 0.75%                                       0.76%
-------------------------------- ------------------------------------------ ------------------------------------------
$1,000,000 & Above                                 None                                         None
-------------------------------- ------------------------------------------ ------------------------------------------

Each Fund will combine purchases made by an investor, the investor's spouse and the investor's children when it calculates the sales charge. In addition, the sales charge, if applicable, is reduced for purchases made at one time by a trustee or fiduciary for a single trust estate or a single fiduciary account.

For each Fund, the sales charge discount will be determined by adding (i) the purchase price (including sales charge) of the Fund shares that are being purchased, plus (ii) the purchase price of the Class A shares of any other COUNTRY Mutual Fund that you are concurrently purchasing, plus (iii) the higher of the current net asset value or the original purchase price of Class A shares of the Fund or any other Country Mutual Fund that you already own. In order for an investor to receive the sales charge reduction on Class A shares, the Fund must be notified by the investor in writing or by his or her financial institution at the time the purchase is made that Fund shares are already owned or that purchases are being combined.

If an investor intends to purchase, in the aggregate, at least $50,000 of Class A shares in the Fund and other COUNTRY Mutual Funds, over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Funds' custodian to hold a percentage equal to the Funds' maximum sales charge rate of the total amount intended to be purchased in escrow (in shares) until the purchase is completed.

The amount held in escrow for all COUNTRY Mutual Funds will be applied to the investor's account at the end of the 13-month period after deduction of the sales load applicable to the dollar value of shares actually purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

Codes of Ethics

The funds and their Investment Advisor and Principal Underwriter have adopted Codes of Ethics. These Codes of Ethics permit personnel to invest in securities for their our accounts. The codes are on public file with, and are available from, the SEC.

Control Persons and Principal Holders of Securities
--------------------------------------------------------------------------------

Ownership of 25% or more of a voting security is deemed "control" as defined in the Investment Company Act of 1940. So long as 25% of a fund is so owned, such owners will be presumed to be in control of such fund for purposes of voting on certain matters submitted to a vote of shareholders. Principal holders own of record or beneficially 5% or more of a fund's outstanding voting securities.

Control Persons
As of September 30, 2002, COUNTRY Trust Bank owned of record, for the benefit of its customers, the following shares (and corresponding percentage) of the issued and outstanding capital stock of each fund:

Fund Name                        Number of Shares                  Percentage

Growth Fund                       4,671,543.033                     58.1%
Balanced Fund                     1,067,621.204                     74.9%
Tax Exempt Bond Fund                   None                          0.0%
Short-Term Bond Fund              3,225,578.811                     91.1%
Bond Fund                         4,336,955.626                     95.0%


COUNTRY Trust Bank's address is 1705 N. Towanda Avenue,  Bloomington,  Illinois.
COUNTRY Trust Bank is organized as a federal thrift. COUNTRY Life Insurance Company owns 95% of the outstanding voting securities of COUNTRY Trust Bank.

Principal Holders
As of September 30, 2002, COUNTRY Life Insurance Company owned 96,227.589 shares or 6.75% of the outstanding shares of the Balanced Fund, and 150,047.768 shares or 4.24% of the outstanding shares of the Short-Term Bond Fund.

As of September 30, 2002, COUNTRY Mutual Insurance Company owned 234,484.573 shares or 13.8% of the outstanding shares of the Tax Exempt Bond Fund.

Substantially all of the issued and outstanding voting securities of COUNTRY Life Insurance Company are owned by Illinois Agricultural Holding Co. and approximately 98% of the outstanding voting securities of this latter company are owned by Illinois Agricultural Association. Each of these companies is incorporated in Illinois. The home office address for Illinois Agricultural Holding Co., Illinois Agricultural Association and COUNTRY Life Insurance Company is 1701 Towanda Avenue, Bloomington, Illinois.

Management Ownership
As of September 30, 2002, the officers and trustees of the funds as a group owned less than 1% of the issued and outstanding capital stock of any fund.


Investment Advisory and Other Services
--------------------------------------------------------------------------------

The Investment Advisor
The funds' investment advisor is COUNTRY Trust Bank. The funds and the advisor have entered into investment advisory agreements with respect to each fund which are renewable annually by the Board of Trustees or by votes of a majority of each fund's outstanding voting securities. Any such renewals must also be approved by the votes of a majority of each fund's trustees who are not parties to the agreements or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approvals. The agreements may be terminated without penalty at any time by the Board of Trustees of a fund, by votes of the shareholders or by the advisor upon sixty days written notice. The agreements terminate automatically if assigned.

For providing investment advisory services and assuming certain fund expenses, each fund pays the advisor annual fees that are based on each fund's average daily net assets. Such fees are computed on a daily basis and paid monthly. The table below lists these annual fees as well as the total dollar amounts that each fund paid the advisor for the last three fiscal years.

                                                      Fee Paid
                        ---------------- --------------------- ------------------------- ------------------------
                         Advisory Fee    Year End 6/30/00      Year End 6/30/01          Year End 6/30/02
Fund Name
Growth Fund                  0.75%       $1,378,720            $1,418,592                 $1,287,6112
Balanced Fund                0.75%       $  177,156            $  172,173                 $   152,262
Tax Exempt Bond Fund         0.50%       $   82,863            $   79,344                 $    78,458
Short-Term Bond Fund         0.50%       $  146,094            $  138,198                 $   156,377
Bond Fund                    0.75%       $  302,858            $  315,616                 $   348,649


For the period ended 6/30/00, the Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund waived advisory fees and reimbursed expenses totaling $7,420, $11,327 and $91,610, respectively. For the period ended 6/30/01, the Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund waived advisory fees and reimbursed expenses totaling $60,352, $35,204 and $129,909 respectively. For the period ended 6/30/02, the Short-Term Bond Fund and Bond waived advisory fees and reimbursed expenses totaling $11,167 and $113,770, respectively.

Controlling Shareholders
COUNTRY Life Insurance Company owns 95% of the outstanding voting securities of COUNTRY Trust Bank, the investment advisor for the funds. Illinois Agricultural Holding Co. owns 99.99% of issued and outstanding stock of COUNTRY Life Insurance Company. Approximately 98% of the issued and outstanding voting stock of the Illinois Agricultural Holding Co. is owned by the Illinois Agricultural Association, an Illinois not-for-profit membership corporation organized to promote the interest of agriculture.

Fund Officers Affiliated with Advisor
The following persons who are officers and/or trustees of the funds also hold positions with the advisor as indicated: Ronald R. Warfield, Director and President; John D. Blackburn, Chief Executive Officer; Bruce D. Finks, Vice President - Investments; Richard M. Miller, Senior Vice President and Senior Trust Officer; Philip T. Nelson, Director and Vice President; Paul M. Harmon, Secretary and General Counsel; David A. Magers, Vice President - Treasurer; Richard F. Day, Controller; Robert W. Rush Jr., Executive Vice President; Director; Robert L. Phelps, Director; David Downs, Director

The Distributor
The primary and exclusive distributor of the funds' shares, pursuant to Underwriting Agreements with each fund, is Quasar Distributors, LLC "Quasar", located at 615 East Michigan Street, Milwaukee, Wisconsin, 53202. Quasar serves as principal underwriter and national distributor for the shares of the funds pursuant to a Distribution Agreement with the funds dated September 1, 2000 (the "Distribution Agreement"). Quasar is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of the NASD. The offering of the Fund's shares is continuous. The Distribution Agreement provides that the Distributor as agent in connection with the distribution of fund shares, will use its best efforts to distribute the Funds' shares.

Rule 12b-1 Plan
The shareholders of the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940. All payments made pursuant to this plan shall be made for the purpose of promoting the sale of shares or other such distribution-related expenses, including any distribution or service fees paid to securities dealers, investment advisors, financial planners, and others, who have executed a distribution agreement with the distributor.

The plan is considered a reimbursement plan because the funds reimburse the distributor for actual distribution and shareholder servicing expenses incurred by the distributor not exceeding, on an annual basis, 0.25% of each fund's average daily net assets. Because the funds reimburse the distributor only for actual expenditures, the distributor realizes no profit from the plan. The plan may be terminated at any time and the funds shall have no liability for expenses that were not reimbursed as of the date of termination. The funds do not participate in any joint distribution activities and fees paid under the plan may not be used to finance the distribution of the shares of another fund. Any unreimbursed expenses incurred under the plan will not be carried over to future years.

Quasar was reimbursed $195,156 by the Growth Fund during the fiscal year ended June 30, 2002, pursuant to its Plan. The principal types of activities for which payments were made include: $139,553 compensation to dealers, $26,395 compensation to distributor, and $29,208 printing costs.

Quasar was reimbursed $31,218 by the Balanced Fund during the fiscal year ended June 30, 2002, pursuant to its Plan. The principal types of activities for which payments were made include: $24,862 compensation to dealers, $4,185 compensation to distributor, and $2,171 printing costs.

Quasar was reimbursed $32,608 by the Tax Exempt Bond Fund during the fiscal year ended June 30, 2002, pursuant to its Plan. The principal types of activities for which payments were made include: $26,267 compensation to dealers, $3,878 compensation to distributor, and $2,463 printing costs.

Quasar was reimbursed $9,043 by the Short - Term Bond Fund during the fiscal year ended June 30, 2002, pursuant to its Plan. The principal types of activities for which payments were made include: $2,889 compensation to dealers, $4,813 compensation to distributor, and $1,341 printing costs.

Quasar was reimbursed $13,636 by the Bond Fund during the fiscal year ended June 30, 2002, pursuant to its Plan. The principal types of activities for which payments were made include: $4,595 compensation to dealers, $7,019 compensation to distributor, and $2,022 printing costs.

Expenses
Each fund pays all expenses not assumed by COUNTRY Trust Bank, including, but are not limited to: trustees' fees, audit fees, legal fees, interest expenses, brokerage commissions, registration and notification of shares for sale with the SEC and with various state securities commissions, taxes, cost of insurance, fees of the funds' administrator, transfer agent or other service providers, costs of obtaining quotations of portfolio securities, pricing of fund shares and payments under its respective distribution plans.

Other Service Providers
--------------------------------------------------------------------------------

The Transfer Agent
U.S. Bancorp Fund Services, LLC provides transfer agency services for an annual fee, based on the number of shareholder accounts and subject to minimum fees. Management believes that the fees for these services are comparable to those charged by others who perform such accounting services.

The Growth Fund paid transfer agent fees totaling $108,884, $78,955, and $102,499 respectively, for the fiscal years ended June 30, 2000, 2001 and 2002. The Balanced Fund paid transfer agent fees totaling $10,935, $13,404, and $33,822 respectively, for the fiscal years ended June 30, 2000, 2001 and 2002. The Tax Exempt Bond Fund paid transfer agent fees totaling, $13,927, $21,472 and $20,310 respectively, for the fiscal years ended June 30, 2000, 2001 and 2002. The Short - Term Bond Fund, paid transfer agent fees totaling $24,581, $17,368, and $24,501 respectively, for the fiscal years ended June 30, 2000, 2001 and 2002. The Bond Fund, paid transfer agent fees totaling $24,591, $19,566, and $27,999 respectively, for the fiscal years ended June 30, 2000, 2001 and 2002.

Accounting Services
The funds have entered into Accounting Services Agreements with U.S. Bancorp Fund Services, LLC. U.S. Bancorp Fund Services, LLC provides accounting services for an annual fee, which management believes is comparable to those charged by others who perform such accounting services.

The Growth Fund paid accounting fees of $71,547, $57,845, and $56,017 respectively, for the fiscal years ended June 30, 2000, 2001, and 2002. The Balanced Fund paid accounting fees of $30,874, $32,365, and $33,921 respectively, for the fiscal years ended June 30, 2000, 2001, and 2002. The Tax Exempt Bond Fund paid accounting fees of $31,026, $28,868, and $25,600 respectively  for the fiscal  years  ended  June 30,  2000,  2001 and 2002.  The
Short-Term Bond Fund, paid accounting fees totaling $32,773, $28,836, and $30,301 respectively, for the fiscal years ended June 30, 2000, 2001 and 2002. The Bond Fund, paid accounting fees totaling $37,184, $36,404, and $38,474 respectively, for the fiscal years ended June 30, 2000, 2001 and 2002.

Administrative Services
The funds have entered into Administration Agreements with U.S. Bancorp Fund Services, LLC. Under U.S. Bancorp Fund Services, LLC provides administration services for an annual fee, which is comparable to those charged by others who perform such accounting services.

For the fiscal year ended June 30, 2000, the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund paid fees of $138,769, $17,363, $12,969, $20,922, and $28,707, respectively, for administrative services. For the fiscal year ended June 30, 2001, the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund paid fees of $149,956, $28,172, $27,000, $28,429, and $33,405, respectively, for administrative services. For the fiscal year ended June 30, 2002, the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short-Term Bond Fund and Bond Fund paid fees of $139,084, $34,711, $34,711, $34,645, and $39,301, respectively, for administrative services.

The Custodian
COUNTRY Trust Bank, 1705 N. Towanda Ave., PO Box 2020, Bloomington, Illinois 61702-2020, serves as custodian for the funds. COUNTRY Trust Bank is an affiliated person of the funds. As custodian, COUNTRY Trust Bank is responsible for, among other things, safeguarding and controlling each fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on each fund's investments. None of the trustees, officers or other employees of the funds ever have personal possession of any fund's investments. These services do not include any managerial or policy making functions of the funds. The funds have agreed to pay the custodian such compensation as may be agreed upon from time to time, but currently the custodian is voluntarily waiving the receipt of any fees for custodial services.

Independent Accountants
The accounting firm of PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, Wisconsin, 53202, has served as independent accountants for the Funds. PricewaterhouseCoopers LLP performed annual audits of the Funds and was periodically called upon to provide accounting and tax advice. Effective with the fiscal year ending June 30, 2003, Ernst & Young LLP, 111 East Kilbourn Avenue, Milwaukee, WI 53202, has been designated as independent accountants for the Funds to serve these functions.

Brokerage
--------------------------------------------------------------------------------

The Growth Fund and the Balanced Fund: These funds always seek to effect their respective transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal so that they can obtain reasonable execution at the most favorable prices. Accordingly, each fund, through COUNTRY Trust Bank, the investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, each fund through its investment advisor maintains an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms. A fund may, subject to the primary brokerage allocation criterion that a fund obtain reasonable execution at the most favorable prices, place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical, or other financial information to the fund or its investment advisor. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

The primary brokerage allocation criterion of the funds is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the fund or its investment advisor. Research information obtained from brokers and dealers while servicing the fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing the fund. Further, not all research information obtained from brokers and dealers while serving the fund may be used by the fund.

Over-the-counter transactions are usually placed with a principal market maker unless a better net security price is obtainable elsewhere.

During the fiscal years ended June 30, 2000, 2001, and 2002 brokerage commissions paid by the Growth Fund totaled, $139,834, $172,712, and $160,476 respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales were made by Quasar Distributors, LLC and COUNTRY Capital Management Company through their own representatives.

During the fiscal years ended June 30, 2000, 2001, and 2002 brokerage commissions paid by the Balanced Fund totaled, $10,345, $13,479, and $15,088 respectively. No brokerage transactions were allocated to brokers or dealers for the sale of the fund's shares; such sales were made by Quasar Distributors, LLC and COUNTRY Capital Management Company through their own representatives.

There may be occasions when portfolio transactions for these funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

Tax Exempt Bond Fund, Short - Term Bond Fund, and Bond Fund (and other Funds purchasing fixed income securities): The Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund seek to effect their transactions in buying and selling portfolio securities, acting through a broker as agent or with a dealer as principal, so that they can obtain reasonable execution at the most favorable prices. Accordingly, a fund, through COUNTRY Trust Bank, its investment advisor, negotiates commission rates in accordance with the reliability and quality of a broker's or dealer's services, the financial condition of the firm and the value and expected contribution of the broker-dealer to the performance of the fund on a continuing basis. Thus, what a fund determines to be the most favorable commission price may be higher than the lowest available price. In evaluating the overall reasonableness of brokerage commissions paid, a fund maintains through its investment advisor an awareness of general practices with regard to commission levels and rates charged by reputable brokerage firms.

The primary brokerage allocation criterion is that each fund obtain reasonable execution at the most favorable prices. If two or more brokers or dealers meet this criterion, a fund may place orders for the purchase or sale of portfolio securities with brokers or dealers who have provided research, statistical or other financial information to the investment advisor of the fund. Brokerage house research generally provides economic and financial market analysis as well as industry studies and investment analysis of individual companies or entities.

It is the opinion of the investment advisor, that the furnishing of research, statistical, and other financial information to a fund, or the fund's investment advisor, by brokers and dealers, will not materially reduce the cost to the investment advisor of fulfilling the terms of its advisory contract with the fund because the investment advisor must review and analyze such information along with all other information available to it. Research information obtained from brokers and dealers while servicing a fund may be used by COUNTRY Trust Bank in servicing all of its accounts and, conversely, research information obtained from brokers and dealers while servicing other accounts may be used by COUNTRY Trust Bank in servicing each fund. Further, not all research information obtained from brokers and dealers while serving the funds may be used by a fund.

During the fiscal years ended 2000, 2001, and 2002 all transactions for the Tax Exempt Bond Fund, Short-Term Bond Fund, and Bond Fund were placed with a principal market dealer. No commissions are paid on transactions with the principal market dealer as the asked price on such transactions usually includes an allowance for such compensation.

No brokerage transactions are allocated to brokers or dealers for the sale of a fund's shares; such sales are made by Quasar Distributors, LLC and COUNTRY Capital Management Company through their own representatives.

There may be occasions when portfolio transactions for the funds are executed as part of concurrent authorizations to purchase or sell the same security for other funds served by COUNTRY Trust Bank. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a fund, they are effected only when a fund, acting on the advice of COUNTRY Trust Bank, believes that to do so is in the interest of such fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

All Funds:
COUNTRY Trust Bank has an arrangement with Lipper Analytical Securities Corporation whereby COUNTRY Trust Bank receives specific research products known as Lipper-Mutual Fund Performance Analysis (Weekly) in exchange for placing an agreed-upon amount of trades on behalf of privately managed accounts and the Funds. If COUNTRY Trust Bank does not place all of the agreed-upon amount of trades, any remaining amounts will be carried forward to future years.

Capital Stock
--------------------------------------------------------------------------------

Each of the Funds issues Class "Y" shares. In addition, each of the Funds issues Class "A" shares.

There are no conversion or preemptive rights in connection with any shares of the funds, nor are there cumulative voting rights with respect to the shares of any of the funds. Each issued and outstanding share of each fund is entitled to participate equally in dividends and distributions declared by such fund and in net assets of such fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

Each share (including fractional shares) is entitled to one vote for each dollar of net asset value represented by that share on all matters to which the holder of that share is entitled to vote. Only shares representing interests in a particular Fund will be entitled to vote on matters affecting only that Fund. The shares do not have cumulative voting rights. Accordingly, owners having shares representing more than 50% of the assets of the Trust voting for the election of Trustees could elect all of the Trustees of the Trust if they choose to do so, and in such event, shareowners having voting interests in the remaining shares would not be able to elect any Trustees.

Matters requiring separate shareholder voting by Fund shall have been effectively acted upon with respect to any Fund if a majority of the outstanding voting interests of that Fund vote for approval of the matter, notwithstanding that: (1) the matter has not been approved by a majority of the outstanding voting interests of any other Fund; or (2) the matter has not been approved by a majority of the outstanding voting interests of the Trust.

All issued and outstanding shares of each fund will be fully paid and non-assessable and will be redeemable at the net asset value per share. The interests of shareholders in the funds will not be evidenced by a certificate or certificates representing shares of a fund.

Each of the Funds is authorized to issue an unlimited number of shares with no par value .

The Board of Trustees has authority, without the necessity of a shareholder vote, to create any number of new series or classes. The trustees currently have authorized two classes of shares to be issued for each fund.


Purchases, Redemptions, and Pricing of Shares
--------------------------------------------------------------------------------

Net Asset Value
Shares of each fund are purchased at net asset value, plus, in the case of Class A shares, a sales charge as described in the prospectus. The net asset value per share of each fund is calculated by adding the value of securities and other assets of that fund, subtracting liabilities and dividing by the number of its outstanding shares. Each fund's share price will be determined at the close of regular trading hours of the New York Stock Exchange, normally 3:00 p.m. Central Time.

Purchasing Shares
Shares of the funds are sold in a continuous offering and may be purchased on any business day through authorized broker dealers or directly from the funds. Except for the funds themselves, only broker dealers that have an effective sales agreement with the funds are authorized to sell shares of the funds.

Class A Shares
Class A shares of the funds are sold at their net asset value plus a sales charge as described in the prospectus.

The sales charge is described above under "Sales Charge".
The sales charge may be waived under certain circumstances, as described in the prospectus.

Class Y Shares
Class Y shares of the funds are sold at their net asset value. There is no sales charge when purchasing Class Y shares. However, only eligible persons may purchase Class Y shares of the funds, as described in the prospectus.

Valuation of All Funds
For all of the Funds, securities listed or admitted to trading privileges on any national securities exchange will be valued at the last sales price on that day before the time for valuation, or, if there is no sale before that time that day, the last bid price on such exchange before that time that day. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System will be valued at the mean between the last preceding bid and asked price. Valuations may also be obtained from pricing services when such prices are believed to reflect the fair market value. Securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. Short-term notes are valued at cost. Corporate bonds, municipal bonds, receivables and portfolio securities not currently quoted as indicated above, and other assets will be valued at fair value as determined in good faith by the Board of Trustees.

Redemptions in Kind
The funds reserve the right to pay redemptions in kind with portfolio securities in lieu of cash. In accordance with its election pursuant to Rule 18f-1 under the Investment Company Act of 1940, the funds may limit the amount of redemption proceeds paid in cash. The funds may, under unusual circumstances, limit redemptions in cash with respect to each shareholder during any ninety-day period to the lesser of (i) $250,000 or (ii) 1% of the net asset value of the fund at the beginning of such period. A shareholder may incur brokerage costs if the securities received were sold.

Redemptions
Payment to shareholders for shares surrendered for redemption is made in cash as soon as practicable after surrender, within seven days, except that a fund: (a) may elect to suspend the redemption of shares or postpone the date of payment of redemption proceeds: (1) during any period that the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted; (2) during any period in which an emergency exists as a result of which disposal of portfolio securities is not reasonably practicable to fairly determine the fund's net asset values; or (3) during such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

Exchange of Shares
An exchange is effected by redemption of shares of one fund and the issuance of shares of the other fund selected, and only after delivery of the current Prospectus. With respect to an exchange among the Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Short - Term Bond Fund and Bond Fund, a capital gain or loss for Federal income tax purposes will be realized upon the exchange, depending upon the cost or other basis of the shares redeemed. The exchange privilege is not designed for use in connection with short-term trading or market timing strategies. The exchange privilege may be terminated or suspended or its terms changed at any time, subject to 60 days' prior notice.

Telephone Instructions
Neither the funds nor any of their service providers will be liable for any loss or expense in acting upon telephone instructions that are reasonably believed to be genuine. In attempting to confirm that telephone instructions are genuine, the funds will use such procedures that are considered reasonable. Shareholders assume the risk to the full extent of their accounts that telephone requests may be unauthorized. To the extent that a fund fails to use reasonable procedures to verify the genuineness of telephone instructions, it and/or its service contractors may be liable for any such instructions that prove to be fraudulent or unauthorized. All telephone conversations with U.S. Bancorp Fund Services, LLC will be recorded.

Automatic Investing
A shareholder may authorize automatic investing through automatic withdrawals from his/her bank accounts on a regular basis.

Systematic Withdrawal Plan
Shareholders who purchase or already own $5,000 or more of any fund's shares, valued at the current public offering price, and who wish to receive periodic payments from their account(s) may establish a Systematic Withdrawal Plan by completing an application. If you participate in this plan, you will receive monthly, quarterly or annual checks in the amount designated. The amount of payment may be changed at any time. Dividends and capital gains distributions on a fund's shares in the Plan are automatically reinvested in additional shares at net asset value. Payments are made from the proceeds derived from the redemption of fund shares owned by the planholder. Each redemption of shares may result in a gain or loss which is reportable by the investor on their income tax return.

Redemptions required for payments may reduce or use up the planholder's investment, depending upon the size and frequency of withdrawal payments and market fluctuations. Accordingly, Plan payments cannot be considered as yield or income on the investment. Additional purchases may be made under the Systematic Withdrawal Plan in amounts of $5,000 or more.

U.S. Bancorp Fund Services, LLC, as agent for the shareholder, may charge for services rendered beyond those normally assumed by the funds. No such charge is currently assessed, but such a charge may be instituted by U.S. Bancorp Fund
Services, LLC upon notice in writing to shareholders. This Plan may be terminated at any time without penalty upon written notice by the shareholder, by the funds, or by U.S. Bancorp Fund Services, LLC.

Integrated Voice Response (IVR) System
Shareholders in the funds can obtain toll-free access to account information, as well as certain transactions, by calling (800) 245-2100. IVR provides share price, price change, account balances and history (i.e., last transaction, latest dividend distribution, redemptions by check during the last three months); and allows sales or exchanges of shares.


Taxation of the Funds
--------------------------------------------------------------------------------

Each fund has elected to be treated, and intends to qualify each year, as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, by meeting all applicable requirements of Subchapter M, including requirements as to the nature of the fund's gross income, the amount of fund distributions (as a percentage of both the fund's overall income and, in the case of the Tax Exempt Bond Fund, its tax-exempt income), and the composition of the fund's portfolio assets. Because each fund intends to distribute all of its net investment income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code, it is not expected that the funds will be required to pay any federal income or excise taxes. If a fund failed to qualify, it would be required to pay such taxes.


Underwriter Compensation
--------------------------------------------------------------------------------

Shares of the funds are continuously offered to the public through the distributor pursuant to the distribution agreement with Quasar, the fees payable by the Fund under the agreement shall not exceed what is available for payment under the 12b-1 plan. Any fees or expenses incurred by Quasar but not payable by the Funds under the 12b-1 plan of distribution shall be paid by the advisor.


Calculation of Performance Data
--------------------------------------------------------------------------------

From time to time, the funds advertise their various respective performance measures, such as: 7- or 30-day yield; tax-equivalent yield; total percentage increase; and total return. Performance will vary and the results shown herein and in the funds' Prospectus are historical information and will not be representative of future results. Factors affecting the Funds' performance include general market conditions, operating expenses, and portfolio management. No adjustment has been made for taxes payable on dividends and distributions.

Total Percentage Increase
Total percentage increase is calculated for the specified periods of time by assuming a hypothetical investment of $1,000 in a fund's shares. Each dividend or other distribution is treated as having been reinvested at net asset value on the reinvestment date. The percentage increases stated are the percent that an original investment would have increased during the applicable period.

Average Annual Total Return
The Growth Fund, Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund compute their average annual total returns by determining the average annual compounded rates of return during specified periods that equate the initial amount invested to the ending redeemable value of such investment. This is done by dividing the ending redeemable value of a hypothetical $1,000 initial payment by $1,000 and raising the quotient to a power equal to one divided by the number of years (or fractional portion thereof) covered by the computation and subtracting one from the result. This calculation can be expressed as follows:

       Average Annual Total Return = ( ERV/P ) Raised to the 1/n Power - 1


             Where:   ERV = ending redeemable value at the end of the
                               period covered by the computation of a
                               hypothetical $1,000 payment made at the beginning of the period.

                      P = hypothetical initial payment of $1,000.

                      n = period covered by the computation,
                          expressed in terms of years.

The funds that compute their aggregate total returns over a specified period do so by determining the aggregate compounded rate of return during such specified period that likewise equates over a specified period the initial amount invested to the ending redeemable value of such investment. The formula for calculating aggregate total return is as follows:

                     Aggregate Total Return = [ ERV - P ]/P

               Where:   ERV = ending redeemable value at the end of the period
                              covered by the computation of a hypothetical
                              $1,000 payment made at the beginning of the period.

                        P = hypothetical initial payment of $1,000.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value (variable "ERV" in each formula) is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations. Such calculations are not necessarily indicative of future results and do not take into account Federal, state and local taxes that shareholders must pay on a current basis.

Since performance will fluctuate, performance data for the fund should not be used to compare an investment in a funds' shares with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance is generally a function of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses and market conditions.



Average Annual Total Return (After Taxes on Distributions)

The one year average annual total return (after taxes on distributions) for Class Y shares for the fiscal year ending June 30, 2002 for each of the funds is:

           Average Annual Total Returns (After Taxes on Distributions)
                               as of June 30, 2002

                 Growth Fund                   -13.10%         -13.32%
                 Balanced Fund                 -8.23%           -8.88%
                 Tax Exempt Bond Fund           5.54%            5.40%
                 Short-Term Bond Fund           6.37%            4.62%
                 Bond Fund                      8.15%            5.68%

30-Day Yield Calculations
The Balanced Fund, Tax Exempt Bond Fund, Bond Fund and Short - Term Bond Fund calculate a 30-day yield by dividing the net investment income per share (as described below) earned by the fund during a 30-day (or one month) period by the maximum offering price per share on the last day of the period. The result is then annualized on a semi-annual basis by adding one to the quotient, raising the sum to the power of six, subtracting one from the result and then doubling the difference. A fund's net investment income per share earned during the period is based on the average daily number of shares outstanding during the period entitled to receive dividends and includes dividends and interest earned during the period minus expenses accrued for the period, net of reimbursements. This calculation can be expressed as follows:

                         YIELD = 2 [ ( a - b + 1) - 1 ]
                                     -------
                                       cd

               Where:   a   = dividends and interest earned during the period.

                        b   = expenses accrued for the period (net of
                              reimbursements).

                        c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                        d = maximum offering price per share on the last day of the period.

For the purpose of determining net investment income earned during the period (variable "a" in the formula), dividend income on equity securities held by a fund is recognized by accruing 1/360 of the stated dividend rate of the security each day that the security is in the fund. Except as noted below, interest earned on any debt obligations held by a fund is calculated by computing the yield to maturity of each obligation held by that fund based on the market value of the obligation (including actual accrued interest) at the close of business on the last business day of the month, the purchase price (plus actual accrued interest) and dividing the result by 360 and multiplying the quotient by the market value of the obligation (including actual accrued interest) in order to determine the interest income on the obligation for each day of the subsequent month that the obligation is held by that fund. For purposes of this calculation, it is assumed that each month contains thirty days. The date on which the obligation reasonably may be expected to be called or, if none, the maturity date. With respect to debt obligations purchased at a discount or premium, the formula generally calls for amortization of the discount premium. The amortization schedule will be adjusted monthly to reflect changes in the market values of such debt obligations.

Expenses accrued for the period (variable "b" in the formula) include all recurring fees charged by a fund to all shareholder accounts in proportion to the length of the base period and the fund's mean (or median) account size. Undeclared earned income will be subtracted from the offering price per capital share (variable "d" in the formula).

With respect to the Tax Exempt Bond Fund, interest earned on tax-exempt obligations that are issued without original issue discount and have a current market discount is calculated by using the coupon rate of interest instead of the yield to maturity. In the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that exceed the then-remaining portion of the original discount (market discount), the yield to maturity is the imputed rate based on the original issue discount calculation. On the other hand, in the case of tax-exempt obligations that are issued with original issue discount but which have discounts based on current market value that are less than the then-remaining portion of the original discount (market premium), the yield to maturity is based on the market value.

With  regard  to  mortgage  or other  receivables-backed  obligations  which are expected to be subject to monthly payments of principal and interest ("pay-downs"): (i) gain or loss attributable to actual monthly pay-downs are accounted for as an increase or decrease to interest income during the period; and (ii) a fund may elect either (a) to amortize the discount and premium on the remaining security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if any, if the weighted average date is not available or (b) not to amortize discount or premium on the remaining security.

Tax-Equivalent Yield Calculations
With respect to the Tax Exempt Bond Fund, the "tax-equivalent yield" of this fund is computed by: (a) dividing that portion of the fund's yield (calculated as above) that is tax-exempt by one minus a stated Federal income tax rate, and
(b) adding the quotient to that portion, if any, of the fund's yield that is not tax-exempt.

The tax equivalent yield reflects the taxable yield that an investor at the highest marginal Federal income tax rate would have to receive to equal the primarily tax-exempt yield from the fund. Before investing in a tax-exempt fund, you may want to determine which investment -- tax-free or taxable -- will result in a higher after-tax yield. To do this, divide the yield on the tax-free investment by the decimal determined by subtracting from 1 the highest Federal tax rate you pay. For example, if the tax-free yield is 5% and your maximum tax bracket is 39.6%, the computation is:

               5% Tax-Free Yield - (1/.396 Tax Rate) = 5%/.604% =
                          8.2781% Tax Equivalent Yield

In this example, your after-tax return would be higher from the 5% tax-free investment if available taxable yields are below 8.2781%. Conversely, the taxable investment would provide a higher yield when taxable yields exceed 8.2781%.

Growth Fund:
This fund's net asset value and return will fluctuate. Please note the differences and similarities between the investments which the fund may purchase for its portfolio and the investments measured by the index which is described in the Prospectus. Please refer to the Prospectus for specific information.

Balanced Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2002 was 1.58%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information

Tax Exempt Bond Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2002 was 1.64%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information. The above yield results in a tax-equivalent yield of 2.72% for the thirty days ended September 30, 2002.

Short - Term Bond Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2002 was 2.30%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.

Bond Fund:
This fund's net asset value, return, and yield will fluctuate. The fund's yield for the thirty days ended September 30, 2002 was 4.30%. Yield differs from total return in that it only considers current income and does not take into account gains or losses on securities held by the fund. Please refer to the Prospectus for specific information.


Financial Statements
--------------------------------------------------------------------------------

Reports to Shareholders
Shareholders will receive unaudited semi-annual reports describing the funds' investment operations and annual financial statements audited by independent certified public accountants.

Financial Statements
The audited financial statements and notes thereto for each fund contained in the Annual Report to Shareholders dated June 30, 2002, are incorporated by reference into this Statement of Additional Information. The financial statements have been audited by PricewaterhouseCoopers LLP. Their report appears in the Annual Report and is also incorporated by reference herein. No other parts of the Annual Report are incorporated by reference herein. Such financial statements and notes thereto have been incorporated herein in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


Appendix "A" -- Descriptions of Securities Ratings
--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
MOODY'S INVESTORS SERVICE, INC. ("MOODY'S"): "PRIME-1" and "PRIME-2" are Moody's two highest commercial paper rating categories. Moody's evaluates the salient features that affect a commercial paper issuer's financial and competitive position. The appraisal includes, but is not limited to the review of such factors as:

1.   Quality of management.
2.   Industry strengths and risks.
3.   Vulnerability to business cycles.
4.   Competitive position.
5.   Liquidity measurements.
6.   Debt structures.
7.   Operating trends and access to capital markets.

Differing degrees of weight are applied to the above factors as deemed appropriate for individual situations.

     Standard & Poor's, a Division of McGraw-Hill Companies, Inc. ("S&P"): "A-1" and "A-2" are S&P's two highest commercial paper rating categories and issuers rated in these categories have the following characteristics:

1.   Liquidity ratios are adequate to meet cash requirements.

2.   Long-term senior debt is rated "A" or better.

3.   The issuer has access to at least two additional channels of borrowing.

4. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances.

5. Typically, the issuer is in a strong position in a well-established industry or industries.

6.   The reliability and quality of management is unquestioned.

Relative strength or weakness of the above characteristics determine whether an issuer's paper is rated "A-or "A-2". Additionally, within the "A-1" designation, those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) rating category.

Bond Ratings
S&P: An S&P bond rating is a current assessment of the creditworthiness of an obligor with respect to a specific debt obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees.

The bond ratings are not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any ratings and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     I.   Likelihood of  default-capacity  and  willingness of the obligor as to
          the  timely   payment  of  interest  and  repayment  of  principal  in
          accordance with the terms of the obligation;

     II.  Nature of and provisions of the obligation;

     III. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization or other arrangement under the laws of bankruptcy and other laws affecting creditor's rights.

The four highest bond ratings of S&P and their meanings are:

"AAA" Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

"AA" Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in small degree.

"A" Bonds rated "A" have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

"BBB" Bonds rated "BBB" are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than for bonds in higher rated categories.

Plus (+) or Minus (-): The ratings from "AA" to "BB" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Provisional Ratings The letter "P" indicates that the rating is provisional. A provisional ratings assumes the successful completion of the project being financed by the bonds being rated and indicate that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of, such completion. The investor should exercise his own judgement with respect to such likelihood and risk.

Under present commercial bank regulations issued by the Comptroller of the Currency, bonds rated in the top four categories ("AAA", "AA", "A", and "BBB", commonly known as "investment-grade" ratings) are generally regarded as eligible for bank investment.

Moody's.: The four highest ratings of Moody's and their meanings are:

"AAA" Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

"AA" Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high-grade bonds. They are rated lower then the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

"A" Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

"BAA" Bonds which are rated "Baa" are considered as medium-grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

                           COUNTRY MUTUAL FUNDS TRUST

                           PART C - OTHER INFORMATION

Item 23. Exhibits:

     (a) Declaration of Trust. A Declaration of Trust, dated August 9, 2001 was previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

     (b) By-Laws. Bylaws, dated August 9, 2001 were previously filed as an Exhibit to the Registrant's Registration Statement on Form N-1A filed electronically on August 21, 2001 and incorporated herein by reference.

     (c)  Instruments Defining Rights of Security Holders. Not applicable


     (d) Investment Advisory Contracts. The Trust's Investment Advisory Agreement, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (e) Underwriting Contracts. The Trust's Underwriting Agreement, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (f)  Bonus or Profit Sharing Contracts. None.

     (g)  Custodian  Agreement.  The  Trust's  Custodian  Agreement,   effective
          November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (h)  Other Material Contracts.

          (i) Transfer Agent Servicing Agreement: The Trust's Transfer Agent Servicing Agreement, effective November 1, 2001 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001 and as amended, January 28, 2002, is filed electronically on February 14, 2002 and incorporated herein by reference.

          (ii) Administration Servicing Agreement: The Trust's Administration Servicing Agreement, effective November 1, 2001 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001 and as amended, January 28, 2002, filed electronically on February 14, 2002 and incorporated herein by reference.

          (iii)Accounting Servicing Agreement: The Trust's Accounting Servicing Agreement, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001 and as amended, January 28, 2002, filed electronically on February 14, 2002 and incorporated herein by reference.

     (i)  Legal  Opinion.   -  Legal   Opinion,   dated  November  1,  2001,  is
          incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (j) Other Opinions - Auditors consent, dated OCTOBER 30, 2002, is incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed electronically on October 30, 2002.

     (k)  Omitted Financial Statements. None

     (l)  Initial Capital Agreements. None

     (m) Rule 12b-1 Plan: The Trust's Rule 12b-1 Plan, effective November 1, 2001 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (n) Rule 18f-3 Plan. The Trust's Rule 18f-3 Plan, effective November 1, 2001, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001.

     (o)  Reserved.

     (p)  Codes of Ethics.

          (i) Code of Ethics for COUNTRY Mutual Funds: Trust's Code of Ethics, effective October 29, 2001 is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001, and as amended, October 28, 2002, is incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement filed electronically on October 30, 2002.

          (ii) Code of Ethics for COUNTRY Trust Bank dated May 1, 2000, is incorporated by reference to Post-Effective Amendment No. 1 to Registrant's Registration Statement filed electronically on November 1, 2001, and as amended, November 20, 2002, is filed herein.

Item 24. Persons Controlled by or under Common Control with Registrant.

                     IAA Control Chart as of June 30, 2002.

                       *ILLINOIS AGRICULTURAL ASSOCIATION

 Illinois Agricultural Association and Affiliated Companies as of June 30, 2002

1.   COUNTRY Mutual Insurance Company
2.   COUNTRY Casualty Insurance Company
3.   COUNTRY Preferred Insurance Company
4.   Mid-America Brokerage, Inc. (Oklahoma)
5.   Middlesex Mutual Assurance Company
6.   Holyoke Mutual Insurance Company in Salem
7.   Holyoke Square, Inc.
8.   Modern Service Insurance Company
9.   Mutual Service Casualty Insurance Company
10.  MSI Preferred Insurance Company
11.  MSI Preferred Services, Inc.
12.  CC Services, Inc.
13.  Mid-America Services of Nevada, Inc., Mid-America Services of Oregon, Inc.
14.  Midfield Corporation 15. Holyoke of Salem Insurance Agency, Inc.
16.  **Cornwall & Stevens Co., Inc.
17.  Total Client Services Insurance Agency, Inc.
18.  Illinois Agricultural Holding Co.
19.  COUNTRY Life Insurance Company
20.  COUNTRY Investors Life Assurance Company
21.  COUNTRY Medical Plans, Inc.
22.  COUNTRY Capital Management Company
23.  COUNTRY Trust Bank
24.  COUNTRY Mutual Funds Trust
25.  Mutual Service Life Insurance Company
26.  AgriVisor Services, Inc.
27.  Illinois Agricultural Service Company
28.  IAA Credit Union
29.  Illinois Agricultural Auditing Association
30.  IAA Foundation
31.  Agricultural Support Association
32.  Pension Solutions, Inc.
33.  First Fund Insurance Administrators, Inc.
34.  Prairie Farms Dairy, Inc.
35.  Muller-Pinehurst Dairy, Inc.
36.  East Side Jersey Dairy, Inc.
37.  Ice Cream Specialties, Inc.
38.  P.F.D. Supply Corporation
39.  Mo-Kan Express, Inc.
40.  GMS Transportation Co.
41.  *** ****GROWMARK, Inc.
42.  FS Credit Corporation
43.  MID-CO Commodities, Inc.
44.  FS Financial Services Corporation
45.  Lakeland FS, Inc.
46.  FS Services Ontario Ltd.
47.  Henry Foods, L.L.C.
48.  Project Explorer Mark II Corporation
49.  FS Energy, Inc.
50.  GrowAg, Inc.
51.  1105433 Ontario Inc.
52.  UPI, Inc.

1. Organized in Illinois as a mutual insurance company. Proxy control in Illinois Agricultural Association.
2. Organized in Illinois as a stock insurance company. 99.9% of voting securities owned by COUNTRY Mutual Insurance Company.
3. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
4. Organized in Oklahoma as a business corporation. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
5. Organized in Connecticut as a mutual insurance company. Board and management control by COUNTRY Mutual Insurance Company.
6. Organized in Massachusetts as a mutual insurance company. Board and management control and 75.4% of guaranty capital owned by COUNTRY Mutual Insurance Company.
7. Organized in Massachusetts as a stock business corporation. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
8. Organized in Minnesota as a stock insurance company. 100% of voting securities owned by COUNTRY Mutual Insurance Company.
9. Organized in Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Mutual Insurance Company.
10. Organized in Wisconsin as a stock insurance company. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
11. Organized in Illinois as a business corporation. 60% of voting securities owned by COUNTRY Mutual Insurance Company and 40% of voting securities owned by Mutual Service Casualty Insurance Company.
12. Organized in Illinois as a business corporation. 71.4% of voting securities owned by Illinois Agricultural Association; 17.14% of voting securities owned by COUNTRY Mutual Insurance Company; 11.43% of voting securities owned by COUNTRY Life Insurance Company.
13. Organized as a business corporation in the state indicated. 100% of voting securities of each company owned by CC Services, Inc.
14. Organized in Connecticut as a stock business corporation. 100% of voting securities owned by Middlesex Mutual Assurance Company.
15. Organized in Massachusetts as a stock business company. 100% of voting securities owned by Holyoke Mutual Insurance Company in Salem.
16. Organized in Tennessee as a business corporation. 100% of voting securities owned by Mutual Service Casualty Insurance Company.
17. Organized in California as a business corporation. 100% of voting securities owned by Mutual Services Casualty Insurance Company.
18. Organized in Illinois as a business corporation. 98.4% of voting securities owned by Illinois Agricultural Association.
19. Organized in Illinois as a stock insurance company. 99.99% of voting securities owned by Illinois Agricultural Holding Co.
20. Organized in Illinois as a stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
21. Organized in Illinois as stock insurance company. 100% of voting securities owned by COUNTRY Life Insurance Company.
22. Organized in Illinois as a business corporation. 100% of voting securities owned by COUNTRY Life Insurance Company.
23. Organized as a Federal thrift. 94.79% of voting securities owned by COUNTRY Life Insurance Company and 5.21% of voting securities owned by COUNTRY Mutual Insurance Company.
24.  Organized  in  Delaware  as a business  trust.  66.8% of voting  securities
     (measured by dollar value) owned of record by COUNTRY Trust Bank. Investment advisory agreement with COUNTRY Trust Bank.
25. Organized as a Minnesota as a mutual insurance company. Board and management control and 100% of guaranty capital owned by COUNTRY Life Insurance Company.
26. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
27. Organized in Illinois as a business corporation. 100% of voting securities owned by Illinois Agricultural Holding Co.
28. Organized as an Illinois credit union. No corporate control. Membership control in Illinois Agricultural Association and certain affiliated companies.
29. Organized in Illinois as an agricultural cooperative. 48.3% of voting securities owned by Illinois Agricultural Association.
30. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
31. Organized in Illinois under the General Not For Profit Corporation Act. Membership control in Illinois Agricultural Association.
32. Organized in Minnesota as a business corporation. 100% of voting securities owned by Mutual Service Life Insurance Company.
33. Organized in Minnesota as a business corporation. 100% of voting securities owned by Mutual Service Life Insurance Company.
34. Organized in Illinois as an agricultural cooperative. 39.2% of voting securities owned by Illinois Agricultural Association.
35. Organized in Illinois as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
36. Organized in Indiana as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
37. Organized in Missouri as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
38. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
39. Organized in Kansas as a business corporation. 50% of voting securities owned by Prairie Farms Dairy, Inc.
40. Organized in Illinois as a business corporation. 100% of voting securities owned by Prairie Farms Dairy, Inc.
41. Organized in Delaware under the General Corporation Act. 26.3% of voting securities owned by Illinois Agricultural Association.
42. Organized in Illinois as an agricultural cooperative. 99.7% of voting securities owned by GROWMARK, Inc.
43. Organized in Delaware under the General Corporation Act. 57.2% of voting securities owned by GROWMARK, Inc.
44. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
45. Organized in Illinois as an agricultural cooperative. 47.8% of voting securities owned by FS Financial Services Corporation.
46. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
47. Organized in Illinois under the Limited Liability Company Act. 50% of voting securities owned by GROWMARK, Inc.
48. Organized in Delaware under the General Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
49. Organized in Iowa under the Business Corporation Act. 100% of voting securities owned by GROWMARK, Inc.
50. Organized in Illinois as a business corporation. 100% of voting securities owned by GROWMARK, Inc.
51. Organized in Ontario under the Business Corporations Act. 100% of voting securities owned by GROWMARK, Inc.
52. Organized in Ontario under the Business Corporations Act. 50% of voting securities owned by 1105433 Ontario Inc.


*Organized in Illinois as a not-for-profit corporation. No voting securities. No person controls it.

** Cornwall & Stevens Co., Inc. (TN) ultimately controls 100% of the voting securities in 8 subsidiaries.

*** GROWMARK, Inc. owns stock in approximately 50 of its Illinois and Iowa member companies.

**** GROWMARK, Inc. owns 33% or more of the outstanding voting securities in 9 fuel limited liability companies owned in connection with its various Illinois and Iowa member companies.

Item 25. Indemnification:

     Article  VII  of  the  Registrant's   Declaration  of  Trust  provides  the
following:

     Section 2. Limitation of Liability.

     A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, any Trustee, or any officer, Manager, Sub-Manager, agent, employee, or Principal Underwriter of the Trust. A Trustee shall not be liable for any act or omission or any conduct whatsoever in his capacity as Trustee, provided that nothing contained herein shall protect any Trustee against any liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the office of Trustee hereunder, provided however, that a Trustee shall not be liable for errors of judgment or mistakes of fact or law.

     All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the appropriate Series of the Trust for payment under such credit, contract, or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees, or agents, whether past, present, or future, shall be personally liable therefore.

     Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his, her or their capacity as Trustee or Trustees, and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustee, officer, or Shareholder individually.

     Section 3. Indemnification.

     (a) Subject to the exceptions and limitations contained in Section 3(b) of this Article:

          (i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof;

          (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal, administrative, investigative or other, including appeals), threatened, pending or completed, while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

          (ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office,
               (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

     (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Section 3(a) of this Article shall be paid by the Trust or Series prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust, unless it is ultimately determined that he or she is entitled to indemnification under this
          Section 3; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, or (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 3.

     Article VI of the Registrant's Bylaws provides the following:

     Section 2. Indemnification.

     Subject to the  exceptions and  limitations  contained in Section 3 of this
     Article VI, every agent shall be indemnified by the Trust to the fullest extent permitted by law against all liabilities and against all expenses reasonably incurred or paid by him or her in connection with any proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been an agent.

     Section 3. Limitations, Settlements.

     No indemnification shall be provided hereunder to an agent:

     (a) who shall have been adjudicated, by the court or other body before which the proceeding was brought, to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

     (b) with respect to any proceeding disposed of by settlement without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

          (i) by the court or other body before which the proceeding was brought;

          (ii) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

          (iii)by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.

Item 26. Business and Other Connections of Investment Adviser.

     As of September 29, 1992, COUNTRY Trust Bank (formerly IAA Trust Company) became the Investment Adviser to Registrant's predecessor companies, COUNTRY Growth Fund, Inc., COUNTRY Asset Allocation Fund, Inc., COUNTRY Tax Exempt Bond Fund, Inc., and COUNTRY Taxable Fixed Income Series Fund Inc. COUNTRY Trust Bank also provides investment services to the Country(R) Insurance & Financial Services group and exercises fiduciary powers as permitted by its charter.

     Other  substantial   business,   professional,   vocational  or  employment
     activities of each director and officer of the Registrant's Investment Adviser during the past two fiscal years are:


                              Substantial Business Activities
Name and Position             During Past Two Fiscal Years

Ronald Ralph Warfield,        See information on "Trustees and Officers
Director and President        of the Funds" - Part B.

Philip Tim Nelson,            See information on "Trustees and Officers of
Vice President                The Funds" - Part B.

Charles William Williams      5/1/00-Present - Director of:
------------------------      ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              12/18/96-5/10/00 - Director of:
                              ------------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              1/22/97-1/20/99 - Director of:
                              -------------------------------
                              AgriVisor Services, Inc.

                              *5/22/96-Present - Director of:
                               -----------------------------
                              COUNTRY Medical Plans, Inc.

                              1993-Present - Director of:
                              --------------------------
                              Prairie Farms Dairy, Inc.
                              P.O. Box 560
                              Carlinville, IL  62626

                              *1985-Present
                              -------------------------------
                              Director of:
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1955-Present-Self-Employed Farm Owner-Operator
                              ------------------------------------------------
                              *All Addresses:  1701 N. Towanda Avenue
                               -------------   Bloomington, IL  61702

Robert Lowell Phelps          See Information on "Trustees and Officers"
--------------------          of the Funds" - Part B.


David Arthur Downs            5/1/00-Present - Director of:
------------------            ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              1/1/98-5/10/00 - Director of:
                              ----------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *12/96-Present - Director of:
                               ---------------------------
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Medical Plans, Inc.
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1/98-Present-Self-Employed Farm Owner-Operator

                              *All Addresses:  1701 N. Towanda Avenue
                               -------------   Bloomington, IL  61702

Andrew Leo Goleman            5/1/00-Present - Director of:
------------------            ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              1/1/98-5/10/00 - Director of:
                              ----------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *12/96-Present - Director of:
                               ---------------------------
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Medical Plans, Inc.
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1989-Present-Self-Employed Farm Owner-Operator

                              *All Addresses:   1701 N. Towanda Avenue
                               -------------    Bloomington, IL  61702

Glenn Rudolph Meyer           5/1/00-Present - Director of:
-------------------           ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              1/1/98-5/10/00 - Director of:
                              ----------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present-Director of:
                               ---------------------------
                              Agricultural Support Association

                              *12/20/99-Present - Director of:
                              AgriVisor Services, Inc.

                              *5/22/96-Present - Director of:
                              -----------------------------
                              COUNTRY Medical Plans, Inc.

                              *1992-Present
                              -----------------------------
                              - Director of:
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1954-Present-Self-Employed Farm Owner-Operator

                              *All Addresses:     1701 N. Towanda Avenue
                               -------------      Bloomington, IL  61702

James Paul Schillinger        5/1/00-Present - Director of:
----------------------        ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              1/1/98-5/10/00 - Director of:
                              ----------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *10/19/00-Present - Director of:
                               ------------------------------
                              Illinois Agricultural Auditing Association

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *12/21/98-Present - Director of:
                              COUNTRY Capital Management Company

                              *5/22/96-Present - Director of:
                               -----------------------------
                              COUNTRY Medical Plans, Inc.

                              *1991-Present - Director of:
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1965-Present-Self-Employed Farm Owner-Operator

                              *All Addresses:   1701 N. Towanda Avenue
                               -------------    Bloomington, IL  61702

Randall Lee Sims              5/1/00-Present - Director of:
----------------              ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              1/1/98-5/10/00 - Director of:
                              ----------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *5/22/96-Present - Director of:
                              COUNTRY Medical Plans, Inc.

                              *12/1/93-Present - Director of:
                              Illinois Agricultural Association

                              *12/15/93-Present - Director of:
                               ------------------------------
                              AgriVisor Services, Inc.
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Holding Co.

                              *12/00-Present - Director of:
                               ---------------------------
                              AgriVisor Services, Inc.

                              1994-Present - President of:
                              ---------------------------
                              Sims Enterprises, Inc.
                              980 E. 1700th St.
                              Liberty, IL  62347

                              *All Addresses:
                               -------------
                              1701 N. Towanda Avenue
                              Bloomington, IL  61702

James Russell Holstine        11/14/01-Present - Director of:
-----------------------       ------------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              12/20/99-5/10/00 - Director of:
                              ------------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *12/20/99-Present - Director of:
                               ------------------------------
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Medical Plans, Inc.
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Holding Co.

                              *12/8/99-Present - Director of:
                               -----------------------------
                              Illinois Agricultural Association

                              3/81-Present - Self-Employed Farm Owner-Operator


                              *All Addresses:  1701 N. Towanda Avenue
                                              Bloomington, IL  61702

Gerald Dean Thompson          12/18/00-Present - Director of:
--------------------          ------------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              12/20/99-5/10/00 - Director of:
                              ------------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *12/99-Present - Director of:
                               ---------------------------
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Medical Plans, Inc.
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1996-Present -
Board Member of:
                              McLean County Farm Bureau
                              2301 W. Market St.
                              Bloomington, IL  61704

                              3/84-Present-Self-Employed Farm Owner-Operator

                              *All Addresses:     1701 N. Towanda Avenue
                               -------------      Bloomington, IL  61702

Robert Earl Thurston          5/1/00-Present - Director of:
--------------------          ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              1/1/98-5/10/00 - Director of:
                              ----------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *5/22/96-Present - Director of:
                               COUNTRY Medical Plans, Inc.

                              *12/92-Present- Director of:
                              ----------------------------------
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1970-Present-Self-Employed Farm Owner-Operator

                              *All Addresses:   1701 N. Towanda Avenue
                               -------------    Bloomington, IL  61702

Dale William Wachtel          12/18/00-Present - Director of:
--------------------          ------------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              12/98-5/10/00 - Director of:
                              ---------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *12/9/98-Present - Director of:
                               -----------------------------
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Medical Plans, Inc.
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Association
                              Illinois Agricultural Holding Co.

                              1997-Present - President of:
                              ---------------------------

                              1996-Present - Director of:
                              --------------------------
                              Effingham County Farm Bureau
                              1102 W. Evergreen
                              P.O. Box 569
                              Effingham, IL  62401-0569

                              3/92-Present-Self-Employed Farm Owner-Operator

                              *All Addresses:     1701 N. Towanda Avenue
                               -------------      Bloomington, IL  61702

Andrew Thomas Nappi           5/1/00-Present - Director of:
-------------------           ----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              1991-8/29/00 -
Professor & Director of:
                              Illinois State University
                              Center for Insurance and Financial Services/Katie Insurance School/College of Business
                              Normal, IL  61761

Henry Joseph Kallal           1/23/02-Present - Director of:
-------------------           -----------------------------
                              COUNTRY Trust Bank
                              1705 N. Towanda Avenue
                              P.O. Box 2020
                              Bloomington, IL  61702-2020

                              12/20/99-5/10/00 - Director of:
                              ------------------------------
                              IAA Trust Company
                              808 IAA Drive
                              P.O. Box 2901
                              Bloomington, IL  61702-2901

                              *8/24/00-Present - Director of:
                               -----------------------------
                              Agricultural Support Association

                              *12/20/99-Present - Director of:
                               ------------------------------
                              CC Services, Inc.
                              COUNTRY Casualty Insurance Company
                              COUNTRY Investors Life Assurance Company
                              COUNTRY Life Insurance Company
                              COUNTRY Medical Plans, Inc.
                              COUNTRY Mutual Insurance Company
                              COUNTRY Preferred Insurance Company
                              Illinois Agricultural Holding Co.

                              *12/8/99-Present - Director of:
                               -----------------------------
                              Illinois Agricultural Association

                              1976-Present - Self-Employed Farm Owner-Operator (Secretary-Treasurer)
                              ------------------------------------------------

                              *All Addresses:     1701 N. Towanda Avenue
                              -----------------   Bloomington, IL  61702


Item 27. Principal Underwriter

     (a) To the best of Registrant's knowledge, Quasar Distributors, LLC the principal underwriter for the Registrant's securities, currently acts as principal underwriter for the following entities:

--------------------------------------------------------------------------------
          Advisors Series Trust               The Hennessy Mutual Funds, Inc.
           AHA Investment Funds                       Investec Funds
    Alpha Analytics Investment Trust               Jacob Internet Fund
           Alpine Equity Trust                  The Jensen Portfolio, Inc.
           Alpine Series Trust                         Kenwood Funds
     Alternative Investment Advisors             Kit Cole Investment Trust
            Blue & White Fund                   Light Revolution Fund, Inc.
         Brandes Investment Trust                    The Lindner Funds
      Brandywine Advisors Fund, Inc.                    LKCM Funds
           Brazos Mutual Funds             Matrix Asset Advisor Value Fund, Inc.
     Builders Fixed Income Fund, Inc.               Monetta Fund, Inc.
            CCM Advisors Funds                         Monetta Trust
       CCMA Select Investment Trust                     MUTUALS.com
        Country Mutual Funds Trust              MW Capital Management Funds
            Cullen Funds Trust                        Optimum Q Funds
          DAL Investment Company                PIC Investment Trust Funds
         Dow Jones Islamic Index             Professionally Managed Portfolios
              Everest Funds                      Prudent Bear Mutual Funds
        First American Funds, Inc.                 Purisima Funds Trust
First American Insurance Portfolios, Inc.             Quintara Funds
  First American Investment Funds, Inc.                Rainier Funds
   First American Strategy Funds, Inc.               SEIX Funds, Inc.
             FFTW Funds, Inc.                  TIFF Investment Program, Inc.
         Fort Pitt Capital Funds                Thompson Plumb Funds, Inc.
               Gintel Fund                 TT International U.S.A. Master Trust
           Glenmede Fund, Inc.                         Wexford Trust
       Harding, Loevner Funds, Inc.                    Zodiac Trust
         The Hennessy Funds, Inc.
--------------------------------------------------------------------------------

     (b) To the best of Registrant's knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Position and Offices with Quasar Positions and Offices with
Business Address   Distributors, LLC                Registrant
------------------ -------------------------------- --------------------------
James R. Schoenike President, Board Member          None
Donna J. Berth     Treasurer                        None
Joe Redwine        Board Member                     None
Bob Kern           Board Member                     None
Eric W. Falkeis    Board Member                     None
------------------ -------------------------------- --------------------------
The address of each of the foregoing is 615 East Michigan Street, Milwaukee, Wisconsin, 53202.

         (c) Not applicable.

     Item 28. Location of Accounts and Records.

     The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained at the following locations:

       Records Relating to:                     Are located at:
       Registrant's fund accountant,            U.S. Bancorp Fund Services, LLC
       administrator and transfer agent         615 East Michigan Street
                                                Milwaukee, WI  53202

       Registrant's custodian                   COUNTRY Trust Bank
                                                1705 N. Towanda Avenue
                                                Bloomington, IL  61702

       Registrant's investment adviser          COUNTRY Trust Bank
                                                1705 N. Towanda Avenue
                                                Bloomington, IL  61702

     The Certificate of Trust and Declaration of Trust of Registrant are maintained in safekeeping by David A. Magers, Treasurer, 1701 Towanda Avenue, Bloomington, Illinois 61702.

     The Bylaws of Registrant and minute books of stockholders, directors and directors' committee meetings are maintained by Paul M. Harmon, Secretary, 1701 Towanda Avenue, Bloomington, Illinois 61702.

Item 29. Management Services.  Not Applicable.

Item 30. Undertakings.

     (a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

     (b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.


                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective No. 4 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Bloomington and the State of Illinois on this 6th day of March, 2003.

                                        COUNTRY MUTUAL FUNDS TRUST

                                        By: *
                                        ---------------------------------
                                        Name:    Ronald R. Warfield
                                        Title:    President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacity and on the dates indicated:

SIGNATURE                     TITLE                                DATE

/s/ *                         President (Principal                 March 6, 2003
                              Executive Officer & Trustee)
-----------------------
Ronald R. Warfield

/s/ David A. Magers           Treasurer (Principal Financial       March 6, 2003
-----------------------       & Accounting Officer)
David A. Magers

/s/ *                         Trustee                              March 6, 2003
-----------------------
Nancy J. Erickson

/s/ *                         Trustee                              March 6, 2003
-----------------------
Ailene Miller

/s/ *                         Trustee                              March 6, 2003
-----------------------
Charlot R. Cole

/s/ *                         Trustee                              March 6, 2003
-----------------------
Robert L. Phelps

/s/ *                         Trustee                              March 6, 2003
-----------------------
Roger D. Grace

/s/ *                         Trustee                              March 6, 2003
-----------------------
David A. Downs

*By /s/ Paul M. Harmon
    ---------------------
       Paul M. Harmon
       Attorney-in-fact pursuant
       to Power of Attorney, incorporated
       by reference to Post-Effective
       Amendment No. 1 to Registrant's Registration Statement
       filed electronically on November 1, 2001.